Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	EUROPACIFIC GROWTH FUND
Central Index Key	0000719603
Amendment Flag	false
Document Creation Date	Dec. 29, 2016
Document Effective Date	Jan. 01, 2017
Prospectus Date	Jan. 01, 2017
EUROPACIFIC GROWTH FUND® | Class A
Prospectus:
Trading Symbol	AEPGX
EUROPACIFIC GROWTH FUND® | Class R-1
Prospectus:
Trading Symbol	RERAX
EUROPACIFIC GROWTH FUND® | Class R-2
Prospectus:
Trading Symbol	RERBX
EUROPACIFIC GROWTH FUND® | Class R-3
Prospectus:
Trading Symbol	RERCX
EUROPACIFIC GROWTH FUND® | Class R-4
Prospectus:
Trading Symbol	REREX
EUROPACIFIC GROWTH FUND® | Class R-5
Prospectus:
Trading Symbol	RERFX
EUROPACIFIC GROWTH FUND® | Class B
Prospectus:
Trading Symbol	AEGBX
EUROPACIFIC GROWTH FUND® | Class C
Prospectus:
Trading Symbol	AEPCX
EUROPACIFIC GROWTH FUND® | Class F-1
Prospectus:
Trading Symbol	AEGFX
EUROPACIFIC GROWTH FUND® | Class 529-A
Prospectus:
Trading Symbol	CEUAX
EUROPACIFIC GROWTH FUND® | Class 529-B
Prospectus:
Trading Symbol	CEUBX
EUROPACIFIC GROWTH FUND® | Class 529-C
Prospectus:
Trading Symbol	CEUCX
EUROPACIFIC GROWTH FUND® | Class 529-E
Prospectus:
Trading Symbol	CEUEX
EUROPACIFIC GROWTH FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CEUFX
EUROPACIFIC GROWTH FUND® | Class F-2
Prospectus:
Trading Symbol	AEPFX
EUROPACIFIC GROWTH FUND® | Class R-6
Prospectus:
Trading Symbol	RERGX
EUROPACIFIC GROWTH FUND® | Class R-2E
Prospectus:
Trading Symbol	REEBX
EUROPACIFIC GROWTH FUND® | Class R-5E
Prospectus:
Trading Symbol	RERHX
EUROPACIFIC GROWTH FUND® | Class F-3
Prospectus:
Trading Symbol	FEUPX